Significant Events and Transactions in the Period	6 Months Ended
Jun. 30, 2024
Significant Events and Transactions in the Period [Abstract]
SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD

NOTE 3 – SIGNIFICANT EVENTS AND TRANSACTIONS IN THE PERIOD:

Disclosures related to management defined performance measures.

The Company is currently assessing the impact of IFRS 18 on the financial statements, but at this stage it is unable to estimate such an impact. The effect of the new standard, however it may be, will only affect matters of presentation and disclosure.

a.	On January 17, 2024, the Company closed its IPO of 1,250,000 Ordinary shares at a public offering price of $4.00 per share, for gross proceeds of $5,000 before deducting underwriting discounts and before deducting the equity transaction costs. Direct equity transaction costs in cash of $-575 were deducted from the capital. Direct non–cash equity transaction costs of $-2,839 were deducted from the capital. Indirect equity transaction costs in cash were $-1,154, of which $-275 were deducted from the capital and $-879 were recorded as listing expenses in profit and loss according to the ratio of the new shares and the shares of the existing shareholders. As part of the Company’s IPO, warrants were settled in cash in the amount of $165, and, in addition, the simple agreements for future equity (“SAFE”) were revalued upon the closing of the Company’s IPO and partly converted into Ordinary Shares. Subsequent to the latest balance sheet date in these consolidated financial statements, the Company issued the remaining shares (See note 8).

b.	On January 5, 2024, we and our Vice President of Marketing and International Sales Officer, Mr. Elihay Cohen, were served with a lawsuit submitted to the Central Region District Court in Israel on December 28, 2023 by Misi Tech Israel Ltd., a private Israeli company, and two other individual parties (collectively, the “Plaintiffs”), seeking the grant of an injunction against use of certain intellectual property, declaratory judgment that said intellectual property is the property of the Plaintiffs, and monetary damages in the aggregate amount of NIS 2,633,238 ($711), as well as attorneys’ fees. This claim is primarily based on (i) an alleged phone call between Mr. Cohen and one of the Plaintiffs, sometime in 2017, where the Plaintiffs allege that Mr. Cohen said he was working for the Company, and (ii) an undisclosed “recent” knowledge of the Plaintiffs confirming this to be true, which the Company believes is frivolous and without merit.